RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Related Party [Line Items]
Disclosure of interests in subsidiaries [text block]
The table below sets forth information about the Relationship between the Parent Company and its Subsidiaries

				% Ownership interest			% Ownership interest
			Functional	12-31-2020			12-31-2019
ID N°	Company Name	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
-	Agenciamiento y Servicios Profesionales S.A.	Mexico	U.S. Dollar	0.0020	99.9970	99.9990	0.0020	99.9970	99.9990
-	Arauco Argentina S.A.	Argentina	U.S. Dollar	9.9707	90.0093	99.9800	9.9753	90.0048	99.9801
-	Arauco Australia Pty Ltd.	Australia	U.S. Dollar	-	99.9990	99.9990	-	99.9990	99.9990
96547510-9	Arauco Bioenergía S.A.	Chile	U.S. Dollar	98.0000	1.9999	99.9999	98.0000	1.9999	99.9999
-	Arauco Canada Ltd.	Canada	Canadian Dollar	-	99.9990	99.9990	-	99.9990	99.9990
-	Arauco Colombia S.A.	Colombia	U.S. Dollar	1.4778	98.5204	99.9982	1.4778	98.5204	99.9982
-	Arauco do Brasil S.A.	Brazil	Brazilian Real	1.0681	98.9309	99.9990	1.0681	98.9309	99.9990
-	Arauco Europe Cooperatief U.A.	Netherlands	U.S. Dollar	0.5215	99.4775	99.9990	0.5493	99.4497	99.9990
-	Arauco Florestal Arapoti S.A.	Brazil	Brazilian Real	-	79.9992	79.9992	-	79.9992	79.9992
-	Arauco Forest Brasil S.A.	Brazil	Brazilian Real	10.0809	89.9182	99.9991	10.0809	89.9182	99.9991
-	Arauco Industria de México. S.A.de C.V.	Mexico	Mexican pesos	-	99.9990	99.9990	-	99.9990	99.9990
-	Arauco Industria de Paineis Ltda.	Brazil	Brazilian Real	-	99.9990	99.9990	-	99.9990	99.9990
-	Arauco Middle East DMCC	Dubai	U.S. Dollar	-	99.9990	99.9990	-	99.9990	99.9990
-	Arauco North America. Inc.	United States	U.S. Dollar	0.0001	99.9989	99.9990	0.0001	99.9989	99.9990
76620842-8	Arauco Nutrientes Naturales SPA	Chile	U.S. Dollar	-	99.9484	99.9484	-	99.9484	99.9484
-	Arauco Perú S.A.	Perú	U.S. Dollar	0.0013	99.9977	99.9990	0.0013	99.9977	99.9990
-	Arauco Química S.A. de C.V.	Mexico	Mexican pesos	-	99.9990	99.9990	-	99.9990	99.9990
-	Arauco Serviquimex. S.A. de C.V.	Mexico	Mexican pesos	-	99.9990	99.9990	-	99.9990	99.9990
-	Arauco Wood (China) Company Limited	China	U.S. Dollar	-	99.9990	99.9990	-	99.9990	99.9990
-	Araucomex S.A. de C.V.	Mexico	U.S. Dollar	0.0005	99.9985	99.9990	0.0005	99.9985	99.9990
-	Araucomex Servicios. S.A. de C.V.	Mexico	Mexican pesos	-	99.9990	99.9990	-	99.9990	99.9990
96657900-5	Consorcio Protección Fitosanitaria Forestal S.A.	Chile	Chilean Pesos	-	57.0831	57.0831	-	57.0831	57.0831
-	Empreendimentos Florestais Santa Cruz Ltda.	Brazil	Brazilian Real	-	99.9985	99.9985	-	99.9985	99.9985
85805200-9	Forestal Arauco S.A.	Chile	U.S. Dollar	99 . 9484	-	99.9484	99.9484	-	99.9484
93838000-7	Forestal Cholguán S.A.	Chile	U.S. Dollar	-	98.5683	98.5683	-	98.5676	98.5676
78049140-K	Forestal Los Lagos S.A.	Chile	U.S. Dollar	-	79.9587	79.9587	-	79.9587	79.9587
-	Forestal Nuestra Señora del Carmen S.A.	Argentina	Argentine pesos	-	-	-	-	99.9805	99.9805
-	Forestal Talavera S.A.	Argentina	Argentine pesos	-	-	-	-	99.9942	99.9942
-	Greenagro S.A.	Argentina	Argentine pesos	-	-	-	-	97.9805	97.9805
96563550-5	Inversiones Arauco Internacional Ltda.	Chile	U.S. Dollar	98.0186	1.9804	99.9990	98.0186	1.9804	99.9990
79990550-7	Investigaciones Forestales Bioforest S.A.	Chile	U.S. Dollar	1.0000	98.9489	99.9489	1.0000	98.9489	99.9489
-	Leasing Forestal S.A.	Argentina	Argentine pesos	-	99.9800	99.9800	-	99.9801	99.9801
-	Maderas Arauco Costa Rica S.A.	Costa Rica	U.S. Dollar	-	99.9990	99.9990	-	99.9990	99.9990
96510970-6	Maderas Arauco S.A.	Chile	U.S. Dollar	99 . 0000	0.9995	99.9995	99.0000	0.9995	99.9995
-	Mahal Empreendimentos e Participacoes S.A.	Brazil	Brazilian Real	-	99.9990	99.9990	-	99.9990	99.9990
-	Novo Oeste Gestao de Ativos Florestais S.A.	Brazil	Brazilian Real	-	99.9990	99.9990	-	99.9990	99.9990
76860724-9	ODD Industries SpA	Chile	Chilean Pesos	-	86.6151	86.6151	-	-	-
-	Prime-Line. Inc.	United States	U.S. Dollar	-	99.9990	99.9990	-	99.9990	99.9990
-	Savitar S.A.	Argentina	Argentine pesos	-	-	-	-	99.9841	99.9841
76375371-9	Servicios Aéreos Forestales Ltda.	Chile	U.S. Dollar	0.0100	99.9890	99.9990	0.0100	99.9890	99.9990
96637330-K	Servicios Logísticos Arauco S.A.	Chile	U.S. Dollar	45.0000	54.9997	99.9997	45.0000	54.9997	99.9997
-	Tablered Araucomex. S.A. de C.V.	Mexico	Mexican pesos	-	99.9990	99.9990	-	99.9990	99.9990

Disclosure of information about key management personnel [text block]

Employee Benefits for Key Managem
e
nt Personn
e
l

	January - December
	2020	2019	2018
	ThU.S.$	ThU.S.$	ThU.S.$
Salaries and bonuses	66,366	63,969	78,340
Per diem compensation to members of the Board of Directors	2,351	2,451	2,560
Termination benefits	5,049	9,175	9,415
Total	73,766	75,595	90,315

Disclosure of transactions between related parties [text block]
Related Party Receivables, Current

		Nature of				12-31-2020	12-31-2019
Name of Related Party	Tax ID No.	Relationship	Country	Currency	Maturity	ThU.S.$	ThU.S.$
Forestal Mininco S.A.	91.440.000-7	Common Stockholder	Chile	Chilean pesos	30 days	8	14
Eka Chile S.A.	99.500.140-3	Joint Venture	Chile	Chilean pesos	30 days	1,251	1,834
Forestal del Sur S.A.	79.825.060-4	Associate of a subsidiary’s minority shareholder	Chile	Chilean pesos	30 days	575	10,519
Unilin Arauco Pisos Ltda.	-	Joint Venture	Brazil	Brazilian Real	30 days	829	197
Colbún S.A.	96.505.760-9	Common Stockholder	Chile	Chilean pesos	-	-	43
CMPC Maderas S.A.	95.304.000-K	Common Stockholder	Chile	Chilean pesos	30 days	21	-
CMPC Pulp S.A.	96.532.330-9	Common Stockholder	Chile	Chilean pesos	30 days	866	834
Fundación Educacional Arauco	71.625.000-8	Parent company is founder and contributor	Chile	Chilean pesos	30 days	-	931
Fundación Acerca Redes	65.097.218-K	Parent company is founder and contributor	Chile	Chilean pesos	30 days	968	1,319
Sonae Arauco Portugal S.A.	-	Subsidiary of a Joint Venture	Portugal	U.S. Dollar	30 days	369	-
Compañía Puerto de Coronel S.A.	79.895.330-3	Subsidiary of an Associate	Chile	UF	-	-	498
E2E S.A.	76.879.577-0	Joint Venture	Chile	Chilean pesos	10-may-21	460	-
E2E S.A.	76.879.577-0	Joint Venture	Chile	Chilean pesos	28-Oct-20	288	278
E2E S.A.	76.879.577-0	Joint Venture	Chile	Chilean pesos	30 days	639	1,058
Colbún Transmisión S.A.	76.218.856-2	Common Stockholder	Chile	Chilean pesos	-	-	1
TOTAL						6,274	17,526

Related Party Payables, Current

		Nature of				12-31-2020	12-31-2019
Name of Related Party	Tax ID No.	Relationship	Country	Currency	Maturity	ThU.S.$	ThU.S.$
Compañía de Petróleos de Chile S.A.	99.520.000-7	Common controlling parent	Chile	Chilean pesos	30 days	2,657	8,075
Abastible S.A.	91.806.000-6	Common controlling parent	Chile	Chilean pesos	30 days	139	156
Fundación Educacional Arauco	71.625.000-8	Parent company is founder and contributor	Chile	Chilean pesos	-	694
Red to Green S.A.	86.370.800-1	Common Stockholder	Chile	Chilean pesos	-	-	1
Portaluppi, Guzman y Bezanilla Asesorías Ltda.	78.096.080-9	Common director	Chile	Chilean pesos	30 days	-	68
Empresa Nacional de Telecomunicaciones S.A.	92.580.000-7	Common Stockholder	Chile	Chilean pesos	30 days	7	96
Servicios Corporativos Sercor S.A.	96.925.430-1	Associate	Chile	Chilean pesos	-	-	5
Compañía Puerto de Coronel S.A.	79.895.330-3	Subsidiary of an associate	Chile	U.S. Dollar	30 days	236	447
Adm. de Ventas al Detalle Arco Prime Ltda.	77.215.640-5	Common controlling parent	Chile	Chilean pesos	-	1	-
Elemental S.A.	76.659.730-0	Associate of controlling parent	Chile	Chilean pesos	-	-	4
Orizon S.A.	96.929.960-7	Common controlling parent	Chile	Chilean pesos	-	-	2
Vía Limpia SPA	79.874.200-0	Common controlling parent	Chile	Chilean pesos	-	-	11
Air BP Copec S.A.	96.942.120-8	Joint venture of controlling parent	Chile	Chilean pesos	30 days	5	8
Sonae Arauco Portugal S.A.	-	Subsidiary of a Joint Venture	Portugal	U.S. Dollar	30 days	-	7
TOTAL						3,739	8,880

Disclosure of related party transactions related to purchases and sales [text block]
Related Party Transactions

Purchases

		Nature of			Transaction	12-31-2020	12-31-2019	12-31-2018
Name of Related Party	Tax ID No.	Relationship	Country	Currency	Descriptions	ThU.S.$	ThU.S.$	ThU.S.$
Abastible S.A.	91.806.000-6	Common controlling parent	Chile	Chilean pesos	Fuel	2,113	2,864	3,668
Compañía de Petróleos de Chile S.A.	99.520.000-7	Common controlling parent	Chile	Chilean pesos	Fuel and other	48,983	64,271	75,328
Compañía Puerto de Coronel S.A.	79.895.330-3	Subsidiary of the Associate	Chile	U.S. Dollar	Transport, stowage and port services	17,506	10,662	10,607
Puerto Lirquén S.A.	96.959.030-1	Subsidiary of the Associate	Chile	U.S. Dollar	Port services	-	2,206	8,488
EKA Chile S.A.	99.500.140-3	Joint Venture	Chile	Chilean pesos	Sodium chlorate	38,633	41,349	47,209
Forestal del Sur S.A.	79.825.060-4	Associate of a subsidiary’s minority shareholder	Chile	Chilean pesos	Wood and ships	4,495	4,547	1,675
Portaluppi, Guzman y Bezanilla Abogados Ltda.	78.096.080-9	Common director	Chile	Chilean pesos	Legal services	703	828	897
Empresa Nacional de Telecomunicaciones S.A.	92.580.000-7	Common Stockholder	Chile	Chilean pesos	Telephone services	229	524	617
CMPC Maderas S.A.	95.304.000-K	Common Stockholder	Chile	Chilean pesos	Wood and logs	-	117	644
Forestal Mininco S.A.	91.440.000-7	Common Stockholder	Chile	Chilean pesos	Wood and logs	-	37	261
Colbún Trans m isión S.A.	76.218.856-2	Common director	Chile	Chilean pesos	Electrical Power	399	240	453
Woodtech S.A.	76.724.000-7	Indirect associate of controlling parent	Chile	Chilean pesos	Wood volumen measurement services	1,362	1,988	2,449
Inversiones Siemel S.A.	94.082.000-6	Common Stockholder	Chile	Chilean pesos	Rentals	279	256	326
Elemental S.A.	76.659.730-0	Associate of controlling parent	Chile	Chilean pesos	Services and other purchases	364	193	1
Servicios Corporativos Sercor S.A.	96.925.430-1	Associate	Chile	Chilean pesos	Other purchases	242	162	148
Vía Limpia SpA	79.874.200-0	Common controlling parent	Chile	Chilean pesos	Other purchases	191	215	257

Sales and other transactions

		Nature of			Transaction	12-31-2020	12-31-2019	12-31-2018
Name of Related Party	Tax ID No.	Relationship	Country	Currency	Descriptions	ThU.S.$	ThU.S.$	ThU.S.$
Colbún S.A.	96.505.760-9	Common director	Chile	Chilean pesos	Electrical Power	149	543	277
EKA Chile S.A.	99.500.140-3	Joint venture	Chile	Chilean pesos	Electrical Power	16,559	18,764	24,857
Forestal del Sur S.A.	79.825.060-4	Common director	Chile	Chilean pesos	Harvesting services, Wood and chips	21,146	29,543	26,308
CMPC Pulp S.A.	96.532.330-9	Common Stockholder	Chile	Chilean pesos	Wood and chips	7,849	1,467	-
CMPC Tissue S.A.	96.529.310-8	Common Stockholder	Chile	Chilean pesos	Pulp	3,681	-	-
Unilin Arauco Pis o s Ltda.	-	Joint venture	Brazil	Brazilian Real	Wood	4,623	3,350	1,474
E2E S.A.	76.879.577-0	Joint Venture	Chile	Chilean pesos	Loan (capital + interests)	41	718	-
E2E S.A.	76.879.577-0	Joint V enture	Chile	Chilean pesos	Wood, plywood and boards	471	787	-

Related parties [member]
Disclosure Of Related Party [Line Items]
Disclosure of joint operations [text block]
The companies in the table below are classified as joint operations in accordance with IFRS 11. The assets, liabilities, income and expenses are recorded in relation to the Company’s ownership percentage in accordance with accounting standards applicable in each case.

Company Name	Country	Functional Currency
Eufores S.A.	Uruguay	U.S. Dollar
Celulosa y Energía Punta Pereira S.A.	Uruguay	U.S. Dollar
Zona Franca Punta Pereira S.A.	Uruguay	U.S. Dollar
Forestal Cono Sur S.A.	Uruguay	U.S. Dollar
Stora Enso Uruguay S.A.	Uruguay	U.S. Dollar
El Esparragal Asociación Agraria de R.L.	Uruguay	U.S. Dollar
Ongar S.A.	Uruguay	U.S. Dollar
Terminal Logística e Industrial M’Bopicua S.A.	Uruguay	U.S. Dollar